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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Senior Loans*: 185.1%
Aerospace & Defense: 3.6%
		Avio Group	NR	NR
EUR	708,333	Term Loan, 6.222%, maturing December 13, 2014			$1,016,018
	$556,314	Term Loan, 7.638%, maturing December 13, 2014			542,058
EUR	708,333	Term Loan, 6.597%, maturing December 13, 2015			1,021,201
	$590,346	Term Loan, 8.125%, maturing December 13, 2015			578,170
		Delta Air Lines, Inc.	Ba2	BB-
1,417,500		Term Loan, 7.360%, maturing April 30, 2012			1,350,169
		Delta Air Lines, Inc.	B2	B
2,493,750		Term Loan, 8.082%, maturing April 30, 2012			2,396,671
		Dyncorp International, LLC	Ba2	BB
2,169,188		Term Loan, 7.250%, maturing February 11, 2011			2,055,305
		Forgings International, Ltd.	NR	NR
1,224,034		Term Loan, 7.970%, maturing August 11, 2014			1,224,034
GBP	214,683	Term Loan, 9.138%, maturing August 11, 2014			441,560
	$1,317,025	Term Loan, 8.220%, maturing August 11, 2015			1,317,025
GBP	231,803	Term Loan, 9.388%, maturing August 11, 2015			476,772
		Hawker Beechcraft Acquisition Company, LLC	Ba3	BB
	$6,779,566	Term Loan, 7.168%, maturing March 26, 2014			6,509,441
712,208		Term Loan, 7.198%, maturing March 26, 2014			683,831
		Hexcel Corporation	Ba1	BB+
637,969		Term Loan, 6.913%, maturing March 01, 2012			625,209
		McKechnie Aerospace DE, Inc.	Ba3	B+
997,500		Term Loan, 7.200%, maturing May 11, 2014			948,872
		Transdigm, Inc.	Ba3	BB-
3,000,000		Term Loan, 7.200%, maturing June 23, 2013			2,938,125
		United Airlines, Inc.	B1	BB-
3,487,500		Term Loan, 6.907%, maturing February 01, 2014			3,325,234
		US Airways Group, Inc.	B2	B+
6,200,000		Term Loan, 7.283%, maturing March 24, 2014			5,809,915
		Wesco Aircraft Hardware Corporation	B1	BB-
1,458,750		Term Loan, 7.450%, maturing September 29, 2013			1,431,398
		Wyle Holdings, Inc.	NR	BB-
1,750,418		Term Loan, 7.420%, maturing January 28, 2011			1,724,162
					36,415,170

See Accompanying Notes to Financial Statements

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Automobile: 3.5%
		Dollar Thrifty Automotive Group, Inc.	B1	BB
$748,125		Term Loan, 6.907%, maturing June 15, 2014			$725,681
	(2)	Federal-Mogul Corporation	NR	BBB+
1,500,000		Debtor-In-Possession Term Loan, 6.550%, maturing December 31, 2007			1,494,413
		Ford Motor Company	Ba3	B+
1,234,391		Term Loan, 8.700%, maturing December 15, 2013			1,155,979
		Hertz Corporation	Ba1	BB+
4,842,357		Term Loan, 6.442%, maturing December 21, 2012			4,759,248
1,027,778		Term Loan, 6.988%, maturing December 21, 2012			1,010,138
		KAR Holdings, Inc.	Ba3	B+
4,488,750		Term Loan, 7.450%, maturing October 20, 2013			4,260,304
		Navistar International Corporation	NR	NR
1,800,000		Term Loan, 6.853%, maturing January 19, 2012			1,750,050
		Oshkosh Truck Corporation	Ba3	BBB-
17,775,000		Term Loan, 7.450%, maturing December 06, 2013			17,189,225
		SAF-Holland Group GmbH	NR	NR
1,420,523		Term Loan, 7.072%, maturing November 30, 2014			1,385,010
1,346,400		Term Loan, 7.572%, maturing November 30, 2015			1,326,204
					35,056,252
Beverage, Food & Tobacco: 4.3%
		Advance Food Company	B1	BB-
581,466		Term Loan, 6.950%, maturing March 16, 2014			549,486
		ARAMARK Corporation	Ba3	BB-
1,628,936		Term Loan, 7.198%, maturing January 26, 2014			1,558,077
16,822,496		Term Loan, 7.198%, maturing January 26, 2014			16,090,717
2,977,500		Term Loan, 7.198%, maturing January 26, 2014			2,847,979
		B&G Foods, Inc.	Ba2	BB-
706,522		Term Loan, 7.060%, maturing February 23, 2013			692,391
		Birds Eye Foods, Inc.	B1	B+
861,667		Term Loan, 6.950%, maturing March 22, 2013			819,660
		Bolthouse Farms, Inc.	B1	B+
1,960,038		Term Loan, 7.500%, maturing December 16, 2012			1,931,862
		Bumble Bee Foods, LLC	B1	B+
1,200,000		Term Loan, 7.244%, maturing May 02, 2012			1,176,000

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Beverage, Food & Tobacco (continued)
		Golden State Foods	B1	B+
$3,860,000		Term Loan, 6.710%, maturing February 28, 2011			$3,744,200
		Iglo Birds Eye	NR	NR
EUR	380,330	Term Loan, 6.550%, maturing October 27, 2014			547,673
EUR	568,424	Term Loan, 6.550%, maturing October 27, 2014			818,529
EUR	51,247	Term Loan, 6.475%, maturing November 30, 2014			73,795
EUR	380,330	Term Loan, 6.925%, maturing October 27, 2015			547,673
EUR	568,424	Term Loan, 6.925%, maturing October 27, 2015			822,094
EUR	51,247	Term Loan, 6.850%, maturing November 30, 2015			74,116
		Pinnacle Foods Holding Corporation	B2	B
$5,685,750		Term Loan, 7.948%, maturing April 02, 2014			5,415,677
		Sturm Foods, Inc.	B1	B
2,985,000		Term Loan, 7.563%, maturing January 31, 2014			2,716,350
		United Biscuits	NR	NR
GBP	1,476,692	Term Loan, 8.694%, maturing December 14, 2014			2,900,584
		Van Houtte, Inc.	B1	BB-
$658,350		Term Loan, 7.698%, maturing July 19, 2014			641,891
89,775		Term Loan, 7.698%, maturing January 19, 2015			83,491
					44,052,245
Buildings & Real Estate: 3.3%
		Capital Automotive, L.P.	Ba1	BB+
9,913,155		Term Loan, 6.470%, maturing December 16, 2010			9,734,609
		Contech Construction Products, Inc.	Ba3	BB
1,720,347		Term Loan, 6.729%, maturing January 31, 2013			1,651,533
		Custom Building Products, Inc.	B1	BB-
4,299,216		Term Loan, 7.072%, maturing October 29, 2011			4,062,759
		Headwaters, Inc.	Ba2	BB+
1,830,256		Term Loan, 6.790%, maturing April30, 2011			1,791,198
		Hearthstone Housing Partners II, LLC	NR	NR
3,594,118		Revolver, 4.643%, maturing December 01, 2007			3,504,265
		John Maneely Company	B3	B+
4,335,484		Term Loan, 8.434%, maturing December 08, 2013			3,909,679
		KCPC Acquisition, Inc.	Ba2	B
605,776		Term Loan, 7.201%, maturing May 22, 2014			578,517
189,655		Term Loan, 7.438%, maturing May 22, 2014			181,121

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Buildings & Real Estate (continued)
		LaFarge Roofing	NR	NR
EUR	441,573	Term Loan, 6.425%, maturing March 31, 2015			$548,824
EUR	180,337	Term Loan, 6.425%, maturing March 31, 2015			224,138
$169,425		Term Loan, 7.500%, maturing March 31, 2015			143,870
EUR	409,551	Term Loan, 6.675%, maturing March 31, 2016			512,021
EUR	210,674	Term Loan, 6.675%, maturing March 31, 2016			263,385
$171,654		Term Loan, 7.750%, maturing March 31, 2016			146,621
		Nortek, Inc.	Ba2	B+
3,481,059		Term Loan, 7.080%, maturing August 27, 2011			3,289,601
		Ply Gem Industries, Inc.	B1	BB-
178,571		Revolver, 1.555%, maturing February 12, 2009			167,857
		Shea Capital I, LLC	Ba3	BB-
990,000		Term Loan, 7.200%, maturing October 27, 2011			846,450
		Tishman Speyer	Ba2	BB-
1,500,000		Term Loan, 6.420%, maturing December 27, 2012			1,446,563
					33,003,011
Cargo Transport: 2.1%
		Baker Tanks, Inc.	B1	B
1,990,000		Term Loan, 7.103%, maturing May 08, 2014			1,945,225
		Dockwise Transport N.V.	NR	NR
1,094,819		Term Loan, 7.573%, maturing April 20, 2015			1,061,427
875,000		Term Loan, 7.573%, maturing April 20, 2015			848,313
875,000		Term Loan, 8.073%, maturing March 31, 2016			852,688
1,094,819		Term Loan, 8.073%, maturing April 20, 2016			1,066,902
		Dockwise Transport N.V.	NR	NR
500,000		Term Loan, 9.698%, maturing September 30, 2016			487,813
560,000		Term Loan, 9.698%, maturing October 20, 2016			546,350
		Gainey Corporation	B3	B-
772,952		Term Loan, 10.716%, maturing April 20, 2012			523,031
		Greatwide Logistics Services, Inc.	B3	B
2,977,500		Term Loan, 8.700%, maturing December 19, 2013			2,530,875
		Inmar, Inc.	B1	B
572,125		Term Loan, 7.700%, maturing April 30, 2013			554,961
		Kenan Advantage Group, Inc.	B3	B+
982,508		Term Loan, 7.948%, maturing December 16, 2011			957,946

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

				Bank Loan Ratings†		Market
Principal Amount			Borrower/Tranche Description	Moody’s	S&P	Value
Cargo Transport (continued)
		(2)	Neoplan USA Corporation	NR	NR
$1,534,245		(3)	Term Loan, 11.008%, maturing June 30, 2006			$669,429
			Railamerica Transportation Corporation	NR	NR
4,200,000			Term Loan, 7.120%, maturing August 14, 2008			4,126,500
			TNT Logistics	Ba2	BB-
723,070			Term Loan, 7.726%, maturing November 04, 2013			706,078
1,912,679			Term Loan, 8.086%, maturing November 04, 2013			1,883,988
			US Shipping Partners, L.P.	B1	BB-
2,809,479			Term Loan, 8.698%, maturing March 31, 2012			2,739,242
						21,500,768
Cellular: 2.5%
			Alltel Communications, Inc.	Ba3	BB-
4,250,000		(5)	Term Loan, maturing May 16, 2015			4,077,051
			Centennial Communications Corporation	Ba2	BB-
10,085,631			Term Loan, 7.190%, maturing February 09, 2011			9,833,490
			Cricket Communications, Inc.	Ba2	B+
5,925,000			Term Loan, 8.198%, maturing June 16, 2013			5,809,676
			NTELOS, Inc.	Ba3	BB-
4,333,324			Term Loan, 7.080%, maturing August 24, 2011			4,270,490
			Telepak, Inc./Cellular South	Ba3	B+
1,496,250			Term Loan, 6.631%, maturing May 29, 2014			1,451,363
						25,442,070
Chemicals, Plastics & Rubber: 8.4%
			AZ Chem US, Inc.	B1	BB-
EUR	757,691		Term Loan, 6.981%, maturing February 28, 2013			1,009,185
			AZ Chem US, Inc.	Caa1	CCC+
$333,333			Term Loan, 10.570%, maturing February 28, 2014			291,111
			Borsodchem Nyrt.	NR	NR
EUR	804,394		Term Loan, 6.512%, maturing April 15, 2015			1,133,622
EUR	804,394		Term Loan, 7.236%, maturing April 15, 2016			1,139,509
			Brenntag Holding GmbH & Co. KG	B1	B+
$3,621,818			Term Loan, 7.387%, maturing January 17, 2014			3,455,819
1,178,182			Term Loan, 7.387%, maturing January 17, 2014			1,124,182
			Celanese	Ba3	BB
3,200,000			Term Loan, 4.706%, maturing April 02, 2014			3,074,666
6,965,000			Term Loan, 6.979%, maturing April 02, 2014			6,692,202
			Cristal Inorganic Chemicals, Inc.	Ba3	BB-
2,900,000			Term Loan, 7.448%, maturing May 15, 2014			2,740,500

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber (continued)
		Cristal Inorganic Chemicals, Inc.	B3	CCC+
	$900,000	Term Loan, 10.948%, maturing November 15, 2014			$799,875
		Flint Group	NR	NR
	936,821	Term Loan, 7.393%, maturing December 31, 2012			887,638
	1,290,100	Term Loan, 7.393%, maturing December 31, 2013			1,229,627
	2,333,333	Term Loan, 7.393%, maturing November 09, 2014			2,210,833
EUR	666,667	Term Loan, 7.002%, maturing December 31, 2014			929,418
	$353,279	Term Loan, 7.393%, maturing December 31, 2014			334,732
		Hawkeye Renewables, LLC	B3	NR
	3,703,125	Term Loan, 9.022%, maturing June 30, 2012			2,710,688
		Hexion Specialty Chemicals, Inc.	Ba3	B+
	2,475,000	Term Loan, 7.188%, maturing May 05, 2013			2,405,391
	1,176,000	Term Loan, 7.374%, maturing May 05, 2013			1,142,925
	997,500	Term Loan, 7.440%, maturing May 05, 2013			969,445
	7,866,767	Term Loan, 7.500%, maturing May 05, 2013			7,645,514
	1,707,511	Term Loan, 7.500%, maturing May 05, 2013			1,659,487
		Huntsman International, LLC	Ba1	BB+
	2,189,584	Term Loan, 6.533%, maturing August 16, 2012			2,152,026
		Ineos US Finance, LLC	Ba3	BB-
	2,316,047	Term Loan, 7.364%, maturing December 16, 2012			2,231,124
	2,883,601	Term Loan, 7.451%, maturing December 16, 2013			2,801,900
	2,882,811	Term Loan, 7.858%, maturing December 23, 2014			2,801,132
		Innophos, Inc.	Ba1	BB-
	903,409	Term Loan, 7.080%, maturing August 13, 2010			888,729
		ISP Chemco, Inc.	Ba3	BB-
	3,491,250	Term Loan, 6.780%, maturing June 04, 2014			3,323,670
		JohnsonDiversey, Inc.	Ba2	BB-
	503,580	Term Loan, 6.878%, maturing December 16, 2010			495,082
	2,612,396	Term Loan, 6.878%, maturing December 16, 2011			2,568,312
		Kraton Polymers, LLC	Ba3	B+
	1,586,460	Term Loan, 7.250%, maturing May 12, 2013			1,519,036
		Lucite International US Finco, Ltd.	Ba3	BB-
	1,035,573	Term Loan, 7.450%, maturing July 07, 2013			1,003,211
	702,934	Term Loan, 7.450%, maturing July 07, 2013			680,967
		MacDermid, Inc.	B1	BB-
EUR	834,138	Term Loan, 6.976%, maturing April 09, 2014			1,184,261
	$1,702,653	Term Loan, 7.198%, maturing April 12, 2014			1,627,098

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics & Rubber (continued)
		Nalco Company	Ba2	BB
	$2,190,301	Term Loan, 6.778%, maturing November 04, 2010			$2,155,317
		Northeast Biofuels, LLC	B1	B+
1,268,293		Term Loan, 8.448%, maturing June 30, 2013			1,141,463
		Polypore, Inc.	Ba3	BB-
3,325,000		Term Loan, 7.060%, maturing July 03, 2014			3,212,781
		Rockwood Specialties Group, Inc.	Ba2	BB+
9,775,365		Term Loan, 6.460%, maturing December 13, 2013			9,416,931
		Vertellus Specialties, Inc.	B3	B+
2,345,313		Term Loan, 8.488%, maturing March 31, 2013			2,333,586
					85,122,995
Containers, Packaging & Glass: 5.1%
		Berry Plastics Corporation	Ba3	BB-
9,966,209		Term Loan, 6.706%, maturing April 03, 2015			9,353,008
		Graham Packaging Company	B1	B+
13,134,000		Term Loan, 7.661%, maturing October 07, 2011			12,631,217
		Graphic Packaging International, Inc.	Ba2	BB-
8,175,739		Term Loan, 7.072%, maturing May 16, 2014			7,945,796
		Klockner Pentaplast	NR	NR
EUR	1,500,000	Term Loan, 7.275%, maturing November 30, 2015			1,858,837
	$2,000,000	Term Loan, 7.744%, maturing November 30, 2015			1,730,000
		Mauser AG	NR	NR
EUR	625,000	Term Loan, 6.545%, maturing June 13, 2013			800,434
EUR	625,000	Term Loan, 6.795%, maturing June 13, 2014			805,008
	$842,699	Term Loan, 7.198%, maturing June 13, 2015			737,362
842,699		Term Loan, 7.448%, maturing June 13, 2016			741,575
		Owens-Illinois	Ba2	BB+
EUR	2,154,375	Term Loan, 5.639%, maturing April 01, 2008			2,979,824
		Pro Mach, Inc.	B1	B
	$2,462,500	Term Loan, 7.450%, maturing December 01, 2011			2,413,250
		Smurfit-Stone Container Corporation	Ba2	BB
1,833,535		Term Loan, 7.300%, maturing November 01, 2011			1,798,296
3,134,526		Term Loan, 7.420%, maturing November 01, 2011			3,074,283
		Tegrant Holding Company	B2	BB-
497,500		Term Loan, 7.880%, maturing March 08, 2014			453,969
		Tegrant Holding Company	Caa2	CCC+
500,000		Term Loan, 10.630%, maturing March 08, 2015			440,000
		Xerium Technologies, Inc.	B2	B+
4,259,213		Term Loan, 7.948%, maturing May 18, 2012			3,950,420
					51,713,279

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Data and Internet Services: 9.0%
		Activant Solutions, Inc.	B1	B+
	$930,897	Term Loan, 6.953%, maturing May 02, 2013			$877,371
		Acxiom Corporation	Ba2	BB
	1,813,333	Term Loan, 6.475%, maturing September 15, 2012			1,740,800
		Amadeus IT Group, S.A.	NR	NR
EUR	768,581	Term Loan, 6.567%, maturing July 31, 2013			1,067,153
EUR	768,581	Term Loan, 6.817%, maturing July 31, 2013			1,072,267
		Audatex	B1	B+
$3,233,750		Term Loan, 7.688%, maturing May 16, 2014			3,088,231
		Carlson Wagonlit Holdings, B.V.	Ba2	BB-
	2,750,000	Term Loan, 7.234%, maturing August 03, 2012			2,626,250
		First Data Corporation	Ba3	BB-
	4,496,923	Term Loan, 7.960%, maturing September 24, 2014			4,266,739
	250,000	Term Loan, 7.960%, maturing September 24, 2014			237,926
	2,203,846	Term Loan, 7.960%, maturing September 30, 2014			2,105,775
		Open Text Corporation	Ba3	BB
	1,464,285	Term Loan, 7.070%, maturing October 02, 2013			1,442,321
		Orbitz	B1	BB-
	10,500,000	Term Loan, 8.198%, maturing July 24, 2014			10,080,000
		Reynolds & Reynolds Company	Ba2	BB
	10,286,341	Term Loan, 7.198%, maturing October 26, 2012			9,990,609
		Reynolds & Reynolds Company	B3	B
	1,125,000	Term Loan, 10.698%, maturing October 26, 2013			1,105,313
		Sabre, Inc.	B1	B+
	15,958,689	Term Loan, 6.960%, maturing September 30, 2014			14,730,955
		Sitel, LLC	B2	BB-
	3,893,842	Term Loan, 7.453%, maturing January 30, 2014			3,543,396
		Sungard Data Systems, Inc.	Ba3	BB
	28,321,212	Term Loan, 6.898%, maturing February 28, 2014			27,386,018
		Transaction Network Services, Inc.	B1	BB-
	2,356,651	Term Loan, 7.479%, maturing March 28, 2014			2,321,302
		Travelport, Inc.	Ba3	BB-
	1,445,156	Term Loan, 7.448%, maturing August 23, 2013			1,378,059
	289,971	Term Loan, 7.448%, maturing August 23, 2013			276,508
	997,500	Term Loan, 7.448%, maturing May 23, 2014			948,872

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

				Bank Loan Ratings†		Market
	Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Data and Internet Services (continued)
			Verifone, Inc.	B1	BB
$1,063,125			Term Loan, 6.709%, maturing October 31, 2013			$1,044,520
						91,330,385
Diversified / Conglomerate Manufacturing: 4.5%
			Aearo Technologies, Inc.	B1	B
	1,596,000		Term Loan, 7.448%, maturing June01, 2014			1,582,535
			Aearo Technologies, Inc.	Caa1	B-
	1,200,000		Term Loan, 10.698%, maturing September 24, 2013			1,201,500
			Axia, Inc.	B3	B-
	1,473,750		Term Loan, 9.950%, maturing December 21, 2012			1,105,313
			BOC Edwards	B1	BB
	2,244,375		Term Loan, 7.081%, maturing May 31, 2014			2,064,825
			Brand Services, Inc.	B1	B
	2,361,404		Term Loan, 7.482%, maturing February 07, 2014			2,251,204
	1,250,000	(5)	Term Loan, maturing February 07, 2014			1,225,000
			Brand Services, Inc.	Caa1	CCC+
	1,600,000		Term Loan, 11.100%, maturing February 07, 2015			1,524,000
			Dresser, Inc.	B2	B+
	4,910,577		Term Loan, 7.446%, maturing May 04, 2014			4,717,837
			EPD, Inc.	B1	B+
	437,500		Term Loan, 7.300%, maturing July 31, 2014			423,646
	3,062,500		Term Loan, 7.460%, maturing July 31, 2014			2,965,520
			Ferretti S.P.A.	NR	NR
EUR	600,000		Term Loan, 4.715%, maturing March 31, 2015			847,271
EUR	600,000		Term Loan, 4.715%, maturing March 31, 2016			851,662
			Flextronics International, Ltd.	Ba1	BB+
$625,000			Term Loan, 7.455%, maturing October 15, 2012			613,574
	1,359,375		Term Loan, 7.394%, maturing October 12, 2014			1,332,188
	390,625		Term Loan, 7.455%, maturing October 15, 2014			383,484
			Generac Power Systems, Inc.	B1	B
	4,455,000		Term Loan, 7.730%, maturing November 09, 2013			3,875,053
			Gentek Holding Corporation	Ba3	BB-
	383,623		Term Loan, 6.660%, maturing February 28, 2011			380,746
	2,139,864		Term Loan, 7.304%, maturing February 28, 2011			2,123,815
			Goodman Global Holdings, Inc.	Ba2	BB
	720,714		Term Loan, 6.438%, maturing December 23, 2011			715,309

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Diversified / Conglomerate Manufacturing (continued)
	Itron, Inc.	Ba3	B+
$796,000	Term Loan, 7.016%, maturing April 18, 2014			$780,329
	Mueller Group, Inc.	Ba3	BB+
3,766,786	Term Loan, 6.726%, maturing May 24, 2014			3,600,418
	Norcross Safety Products, LLC	Ba1	BB
963,518	Term Loan, 7.319%, maturing June 30, 2012			944,248
	Rexnord Corporation/RBS Global, Inc.	Ba2	BB-
2,219,262	Term Loan, 7.495%, maturing July 19, 2013			2,166,555
968,485	Term Loan, 7.642%, maturing July 19, 2013			945,484
	Sensata Technologies	Ba3	BB
4,147,500	Term Loan, 6.760%, maturing April 27, 2013			3,949,013
	Sensus Metering Systems, Inc.	Ba3	BB
97,174	Term Loan, 6.732%, maturing December 17, 2010			95,716
1,495,652	Term Loan, 6.980%, maturing December 17, 2010			1,473,217
	Springs Window Fashions, LLC	B1	B+
1,438,087	Term Loan, 8.000%, maturing December 31, 2012			1,351,801
	Textron Fastening Systems	B2	B+
495,000	Term Loan, 8.698%, maturing August 11, 2013			485,100
				45,976,363
Diversified / Conglomerate Service: 4.2%
	Affinion Group	Ba2	BB
3,937,668	Term Loan, 7.474%, maturing October 17, 2012			3,801,492
	AlixPartners, LLP	B1	BB-
2,654,938	Term Loan, 7.250%, maturing October 12, 2013			2,596,861
	Brickman Group	Ba3	BB-
1,990,000	Term Loan, 7.198%, maturing January 23, 2014			1,878,063
	Brock Holdings, Inc.	B1	B
1,492,500	Term Loan, 7.142%, maturing February 26, 2014			1,449,591
	Catalina Marketing Corporation	Ba3	BB-
3,000,000	Term Loan, 8.231%, maturing November 05, 2013			2,915,625
	Coach America Holdings, Inc.	B1	B+
1,719,020	Term Loan, 6.602%, maturing April 20, 2014			1,519,184
442,989	Term Loan, 8.048%, maturing April 20, 2014			391,492
	Fleetcor Technologies Operating
	Company, LLC	Ba3	B+
580,417	Term Loan, 6.966%, maturing April 30, 2013			554,298
	Intergraph Corporation	B1	BB-
1,884,107	Term Loan, 7.074%, maturing May 29, 2014			1,825,229

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Diversified / Conglomerate Service (continued)
		ISS Global A/S	NR	NR
EUR	877,193	Term Loan, 6.729%, maturing December 31, 2013			$1,246,904
EUR	122,807	Term Loan, 6.729%, maturing December 31, 2013			174,567
		ISTA International GmbH	NR	NR
EUR	1,668,522	Term Loan, 6.344%, maturing June 30, 2015			2,226,704
EUR	331,478	Term Loan, 6.344%, maturing June 30, 2015			442,369
		Mitchell International, Inc.	Ba3	B+
$447,750		Term Loan, 7.198%, maturing March 28, 2014			414,169
		Mitchell International, Inc.	Caa1	CCC+
250,000		Term Loan, 10.500%, maturing March 28, 2015			227,500
		Valley National Gases, Inc.	Ba3	BB-
1,965,879		Term Loan, 7.371%, maturing February 28, 2014			1,867,585
		Valley National Gases, Inc.	B3	CCC+
250,000		Term Loan, 10.822%, maturing August 28, 2014			237,500
		Valleycrest Companies, LLC	B1	B+
1,986,891		Term Loan, 7.621%, maturing October 04, 2013			1,924,800
		Vertafore, Inc.	B1	B
3,084,519		Term Loan, 7.515%, maturing January 31, 2012			2,976,561
		West Corporation	B1	BB-
14,454,212		Term Loan, 7.283%, maturing October 24, 2013			13,835,889
					42,506,383
Diversified Nat’l Rsrcs, Precious Metals & Minerals: 3.3%
		Georgia Pacific Corporation	Ba2	BB+
34,780,511		Term Loan, 7.370%, maturing December 20, 2012			33,097,377
					33,097,377
Ecological: 0.9%
		Allied Waste North America, Inc.	Ba3	BBB-
3,297,953		Term Loan, 6.600%, maturing January 15, 2012			3,162,474
2,267,891		Term Loan, 6.621%, maturing January 15, 2012			2,174,726
		IESI Corporation	B1	BB+
1,800,000		Term Loan, 6.610%, maturing January 21, 2012			1,740,375
		Synagro Technologies, Inc.	Ba3	BB-
897,750		Term Loan, 6.890%, maturing April 02, 2014			870,818
		Synagro Technologies, Inc.	Caa1	B-
485,000		Term Loan, 9.640%, maturing October 02, 2014			464,388

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Ecological (continued)
		Wastequip, Inc.	Ba3	BB-
$232,065		Term Loan, 7.448%, maturing February 05, 2013			$213,500
	715,130	Term Loan, 7.448%, maturing February 05, 2013			657,920
					9,284,201
	Electronics: 1.5%
		Decision One	NR	NR
	1,657,827	Term Loan, 12.000%, maturing April15, 2010			1,492,044
		Euronet Worldwide, Inc.	Ba2	BB
	868,421	Term Loan, 7.118%, maturing April 14, 2014			854,309
		Freescale Semiconductor, Inc.	Baa3	BB
	2,105,807	Term Loan, 7.330%, maturing December 01, 2013			1,971,562
		Infor Global Solutions	B1	B+
EUR	744,375	Term Loan, 7.183%, maturing July 28, 2012			1,024,135
	$498,750	Term Loan, 7.950%, maturing July 28, 2012			471,319
	106,337	Term Loan, 8.950%, maturing July 28, 2012			102,615
	203,813	Term Loan, 8.950%, maturing March 02, 2014			196,680
		Infor Global Solutions	Caa2	CCC+
EUR	500,000	Term Loan, 10.976%, maturing March 02, 2014			673,279
		Kronos, Inc.	Ba3	B+
$2,493,750		Term Loan, 7.448%, maturing June 11, 2014			2,378,414
		NXP, B.V.	Ba2	BB-
	1,750,000	Floating Rate Note, 7.993%, maturing October 15, 2013			1,653,750
EUR	1,500,000	Floating Rate Note, 7.482%, maturing October 15, 2013			1,948,485
		ON Semiconductor	Ba1	BB
$1,990,000		Term Loan, 6.948%, maturing September 03, 2013			1,930,300
		SI International, Inc.	Ba3	B+
	935,996	Term Loan, 7.003%, maturing February 09, 2011			921,956
					15,618,848
	Finance: 1.6%
		LPL Holdings, Inc.	B1	B
	7,468,734	Term Loan, 7.198%, maturing June 28, 2013			7,169,985
		Nuveen Investments, Inc.	Ba3	BB-
	2,000,000	Term Loan, 7.724%, maturing November 09, 2014			1,976,964
		Rent-A-Center, Inc.	Ba2	BB+
	2,417,650	Term Loan, 7.199%, maturing June 30, 2012			2,316,914
		Riskmetrics	Ba3	BB-
	1,393,000	Term Loan, 7.448%, maturing January 11, 2014			1,363,399
		TD Ameritrade Holding Corporation	Ba1	BB
	3,834,062	Term Loan, 6.320%, maturing December 31, 2012			3,740,208
					16,567,470

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment: 6.7%
		Casema Bidco/Serpering Investments, B.V.	NR	NR
EUR	548,444	Term Loan, 6.669%, maturing November 14, 2014			$791,419
EUR	284,889	Term Loan, 6.669%, maturing November 14, 2014			411,037
EUR	583,333	Term Loan, 7.169%, maturing November 14, 2014			841,766
EUR	583,333	Term Loan, 7.169%, maturing November 14, 2015			846,035
EUR	833,333	Term Loan, 7.169%, maturing November 14, 2015			1,208,427
		Com Hem	NR	NR
SEK	8,666,667	Term Loan, 6.668%, maturing April 30, 2015			1,308,806
SEK	8,000,000	Term Loan, 6.793%, maturing April 30, 2015			1,211,258
		Levana Holding 4 GmbH	NR	NR
EUR	935,189	Term Loan, 6.186%, maturing March 02, 2015			1,225,068
EUR	935,189	Term Loan, 6.402%, maturing March 02, 2016			1,231,912
		Numericable/YPSO France SAS	NR	NR
EUR	1,984,549	Term Loan, 6.642%, maturing July 30, 2014			2,775,388
EUR	1,249,580	Term Loan, 6.642%, maturing July 30, 2014			1,747,535
EUR	765,871	Term Loan, 6.642%, maturing July 30, 2014			1,071,069
EUR	1,305,125	Term Loan, 6.892%, maturing July 30, 2014			1,843,303
EUR	694,875	Term Loan, 6.892%, maturing July 30, 2014			981,412
		ProSiebenSat.1 Media AG	NR	NR
EUR	122,161	Term Loan, 6.587%, maturing May 09, 2015			160,921
EUR	2,715,121	Term Loan, 6.587%, maturing May 09, 2015			3,665,294
		TDF, S.A.	NR	NR
EUR	1,000,000	Term Loan, 6.373%, maturing January 31, 2015			1,364,070
EUR	1,000,000	Term Loan, 6.625%, maturing January 31, 2016			1,370,343
		UPC Financing Partnership	Ba3	B
EUR	4,535,928	Term Loan, 6.302%, maturing December 31, 2014			6,261,800
EUR	4,143,333	Term Loan, 6.302%, maturing December 31, 2014			5,719,827
EUR	3,722,638	Term Loan, 6.302%, maturing December 31, 2014			5,139,062
EUR	1,741,434	Term Loan, 6.762%, maturing December 31, 2014			2,404,031
$5,000,000		Term Loan, 7.130%, maturing December 31, 2014			4,728,125
		Virgin Media Investment Holdings, Ltd.	Ba2	BB
GBP	4,715,588	Term Loan, 8.283%, maturing September 03, 2012			9,232,870
GBP	4,034,412	Term Loan, 8.283%, maturing September 03, 2012			7,899,164

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Foreign Cable, Foreign TV, Radio and Equipment (continued)
GBP	994,382	Term Loan, 8.286%, maturing December 31, 2012			$1,946,947
GBP	505,618	Term Loan, 8.286%, maturing December 31, 2012			989,973
					68,376,862
	Gaming: 4.7%
		Cannery Casino Resorts, LLC	B2	BB
$236,220		Term Loan, 3.209%, maturing May 18, 2013			224,409
	1,649,409	Term Loan, 7.199%, maturing May 18, 2013			1,566,939
		CCM Merger, Inc.	Ba3	BB-
	3,392,722	Term Loan, 7.203%, maturing July 13, 2012			3,290,941
		Centaur, LLC	B1	BB-
	1,649,123	Term Loan, 8.984%, maturing October 31, 2012			1,616,140
		Fontainebleau Las Vegas, LLC	B1	B+
	1,933,333	Term Loan, 8.948%, maturing June 06, 2014			1,827,000
		Golden Nugget, Inc.	B1	BB-
	954,545	Term Loan, 6.742%, maturing June 30, 2014			909,205
		Green Valley Ranch Gaming, LLC	B1	BB-
	1,437,955	Term Loan, 7.125%, maturing February 16, 2014			1,376,841
		Green Valley Ranch Gaming, LLC	Caa1	CCC+
	750,000	Term Loan, 8.331%, maturing August 16, 2014			690,000
		Greenwood Racing, Inc.	B2	BB-
	1,488,750	Term Loan, 7.080%, maturing November 28, 2011			1,419,895
		Isle Of Capri Casinos, Inc.	Ba3	BB+
	1,761,747	Term Loan, 6.572%, maturing November 25, 2013			1,658,244
	4,404,367	Term Loan, 6.741%, maturing November 25, 2013			4,145,610
		Las Vegas Sands, LLC	Ba3	BB
	6,384,000	Term Loan, 6.950%, maturing May 23, 2014			6,046,663
		New World Gaming Partners, Ltd.	Ba3	BB-
	3,541,667	Term Loan, 9.000%, maturing June 06, 2014			3,240,625
	708,333	Term Loan, 9.000%, maturing June 06, 2014			648,125
		Penn National Gaming, Inc.	Ba2	BBB-
	5,608,610	Term Loan, 6.713%, maturing October 03, 2012			5,553,836
		Riviera Holdings Corporation	B2	BB-
	500,000	Term Loan, 7.200%, maturing June 08, 2014			486,875
		Seminole Tribe Of Florida	Baa3	BBB
	349,798	Term Loan, 6.703%, maturing March 05, 2014			343,676
	1,169,636	Term Loan, 6.750%, maturing March 05, 2014			1,149,167
	1,180,567	Term Loan, 7.125%, maturing March 05, 2014			1,159,907

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Gaming (continued)
	Tropicana Entertainment-Landco	B2	BB-
$3,750,000	Term Loan, 7.448%, maturing July 03, 2008			$3,637,500
	VML US Finance, LLC	B1	BB-
1,600,000	Term Loan, 7.450%, maturing May 26, 2012			1,535,750
3,200,000	Term Loan, 7.450%, maturing May 25, 2013			3,071,501
2,000,000	Term Loan, 7.450%, maturing May 26, 2013			1,919,688
				47,518,537
Grocery: 0.1%
	Roundys Supermarkets, Inc.	Ba3	B+
1,134,829	Term Loan, 8.460%, maturing November 03, 2011			1,114,969
				1,114,969
Healthcare, Education and Childcare: 20.8%
	Accellent, Inc.	B1	BB-
1,965,000	Term Loan, 7.539%, maturing November 22, 2012			1,842,188
	Advanced Medical Optics, Inc.	Ba2	BB-
995,000	Term Loan, 6.857%, maturing April 02, 2014			948,981
	AGA Medical Corporation	B1	BB-
1,632,209	Term Loan, 7.170%, maturing April 28, 2013			1,560,800
	AMN Healthcare, Inc.	Ba2	BB-
643,009	Term Loan, 6.948%, maturing November 02, 2011			626,934
	Bausch & Lomb, Inc.	B1	BB-
800,000	Term Loan, 8.268%, maturing April 15, 2015			796,950
	Capella Healthcare, Inc.	B1	B+
3,608,007	Term Loan, 7.698%, maturing November 30, 2012			3,531,337
	Catalent Pharma Solutions	Ba3	BB-
6,561,333	Term Loan, 7.448%, maturing April 10, 2014			6,257,872
	CHG Medical Staffing, Inc.	Ba3	B+
400,000	Term Loan, 7.698%, maturing June 20, 2012			383,000
1,588,000	Term Loan, 7.456%, maturing December 20, 2012			1,520,510
	CHS/Community Health Systems, Inc.	Ba3	BB
53,473,318	Term Loan, 7.331%, maturing July 25, 2014			51,294,868
	Concentra Operating Corporation	Ba2	B+
1,995,000	Term Loan, 7.448%, maturing June 25, 2014			1,875,300
	CRC Health Corporation	Ba3	BB-
1,456,994	Term Loan, 7.448%, maturing February 06, 2013			1,413,284
1,481,306	Term Loan, 7.610%, maturing February 06, 2013			1,436,867
	Davita, Inc.	Ba1	BB+
9,999,946	Term Loan, 6.706%, maturing October 05, 2012			9,644,837
	Education Management Corporation	B2	B+
8,256,506	Term Loan, 7.000%, maturing June 01, 2013			7,855,033

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

Bank Loan Ratings†	Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
Emdeon Business Services, LLC	B1	BB-
$2,431,581	Term Loan, 7.450%, maturing November 16, 2013	$2,358,634
EMSC, L.P.	Ba1	BB
3,210,619	Term Loan, 7.706%, maturing February 10, 2012	3,133,365
Gambro	NR	NR
SEK	2,157,320	Term Loan, 6.805%, maturing June 05, 2014	328,744
SEK	2,193,365	Term Loan, 6.805%, maturing June 05, 2014	334,237
$662,291	Term Loan, 7.158%, maturing June 05, 2014	644,906
SEK	2,193,365	Term Loan, 7.305%, maturing June 05, 2015	335,953
SEK	2,157,320	Term Loan, 7.305%, maturing June 05, 2015	330,432
$662,291	Term Loan, 7.658%, maturing June 05, 2015	648,218
Gentiva Health Services, Inc.	Ba3	BB-
2,545,946	Term Loan, 7.054%, maturing March 31, 2013	2,469,567
Golden Gate National Senior Care Holdings, LLC	Ba3	BB-
1,092,857	Term Loan, 7.559%, maturing March 14, 2011	1,076,464
Harlan Sprague Dawley, Inc.	B2	BB-
2,531,458	Term Loan, 7.776%, maturing July 11, 2014	2,461,843
Harrington Holdings, Inc.	B1	BB-
2,454,333	Term Loan, 7.448%, maturing December 31, 2013	2,374,567
HCA, Inc.	Ba3	BB
35,329,786	Term Loan, 7.448%, maturing November 17, 2013	33,911,083
Health Management Associates, Inc.	Ba2	BB-
6,965,000	Term Loan, 6.943%, maturing February 28, 2014	6,545,164
Iasis Healthcare, LLC	Ba2	B+
758,824	Term Loan, 5.960%, maturing March 15, 2014	722,306
2,986,107	Term Loan, 7.066%, maturing March 15, 2014	2,842,401
273,450	Term Loan, 7.124%, maturing March 15, 2014	260,290
IM US Holdings, LLC	B1	BB
4,987,500	Term Loan, 7.198%, maturing June 26, 2014	4,794,234
inVentiv Health, Inc.	Ba3	BB-
940,500	Term Loan, 6.560%, maturing July 15, 2014	891,124
Lifepoint Hospitals, Inc.	Ba2	BB
1,821,524	Term Loan, 7.165%, maturing April 15, 2012	1,745,736
Multiplan, Inc.	B1	B+
1,362,071	Term Loan, 7.322%, maturing April 12, 2013	1,321,208
National Mentor, Inc.	B1	B+
1,994,888	Term Loan, 7.200%, maturing June 29, 2013	1,954,990
117,736	Term Loan, 7.320%, maturing June 29, 2013	115,381

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
		Nycomed	NR	NR
EUR	543,619	Term Loan, 7.209%, maturing December 10, 2014			$727,872
EUR	394,286	Term Loan, 7.209%, maturing December 10, 2014			527,923
EUR	55,762	Term Loan, 7.209%, maturing December 10, 2014			74,662
EUR	87,538	Term Loan, 7.209%, maturing December 10, 2014			117,207
EUR	1,418,795	Term Loan, 7.209%, maturing December 10, 2014			1,899,676
EUR	543,619	Term Loan, 7.709%, maturing December 10, 2014			727,872
EUR	1,418,795	Term Loan, 7.709%, maturing December 10, 2014			1,899,676
EUR	87,538	Term Loan, 7.709%, maturing December 10, 2014			117,207
EUR	55,762	Term Loan, 7.709%, maturing December 10, 2014			74,662
EUR	394,286	Term Loan, 7.709%, maturing December 10, 2014			527,923
		Orthofix International/Colgate Medical	Ba3	BB+
$1,870,909		Term Loan, 6.950%, maturing September 22, 2013			1,814,782
		Psychiatric Solutions, Inc.	Ba3	BB-
671,978		Term Loan, 6.782%, maturing July 01, 2012			648,039
		Quintiles Transnational Corporation	B1	BB
5,004,174		Term Loan, 7.200%, maturing March 31, 2013			4,849,880
		Renal Advantage, Inc.	NR	B+
3,580,112		Term Loan, 8.098%, maturing October 06, 2012			3,481,659
		Rural/Metro Operating Company, LLC	Ba2	BB-
519,127		Revolver, 4.660%, maturing March 04, 2011			511,340
976,470		Term Loan, 7.076%, maturing March 04, 2011			961,823
		Select Medical Corporation	Ba2	BB-
2,437,500		Term Loan, 7.009%, maturing February 24, 2012			2,323,749
		Sterigenics International, Inc.	B3	BB-
1,959,310		Term Loan, 7.920%, maturing November 21, 2013			1,890,734
		Stiefel Laboratories, Inc.	B1	BB-
1,182,875		Term Loan, 7.499%, maturing December 28, 2013			1,151,825
1,546,500		Term Loan, 7.499%, maturing December 28, 2013			1,505,904
		Sun Healthcare Group, Inc.	Ba2	B+
77,586		Term Loan, 3.947%, maturing April 12, 2014			74,871
847,364		Term Loan, 7.106%, maturing April 12, 2014			817,707
217,241		Term Loan, 7.229%, maturing April 12, 2014			209,638

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare (continued)
		Surgical Care Affiliates, LLC	Ba3	B
$2,992,500		Term Loan, 7.448%, maturing December 29, 2014			$2,756,841
		Team Health, Inc.	B1	BB-
2,047,569		Term Loan, 7.347%, maturing November 23, 2012			1,952,869
		United Surgical Partners International, Inc.	Ba3	B
204,839		Term Loan, 4.986%, maturing April19, 2014			194,341
1,669,032		Term Loan, 7.381%, maturing April 19, 2014			1,583,494
		Vanguard Health Holdings Company II, LLC	Ba3	B+
7,842,995		Term Loan, 7.448%, maturing September 23, 2011			7,607,705
		Viant Holdings, Inc.	Ba3	B+
748,125		Term Loan, 7.448%, maturing June 25, 2014			690,145
		VWR International, Inc.	B1	B+
EUR	2,500,000	Term Loan, 7.226%, maturing June 29, 2014			3,462,449
$3,500,000		Term Loan, 7.698%, maturing June 29, 2014			3,327,188
					211,101,271
Home & Office Furnishings: 1.7%
		Buhrmann US, Inc.	Ba2	BB+
1,946,727		Term Loan, 7.342%, maturing December 23, 2010			1,912,659
		Global Garden Products Italy S.P.A.	NR	NR
EUR	1,250,000	Term Loan, 6.539%, maturing October 19, 2014			1,796,022
EUR	1,250,000	Term Loan, 7.039%, maturing October 19, 2015			1,805,170
		Hilding Anders	NR	NR
SEK	18,071,429	Term Loan, 6.690%, maturing December 15, 2014			2,720,238
EUR	328,571	Term Loan, 6.999%, maturing December 15, 2014			465,284
		National Bedding Company	B1	BB
$2,199,628		Term Loan, 7.149%, maturing August 31, 2011			2,040,155
		Simmons Company	Ba2	BB-
7,166,516		Term Loan, 7.336%, maturing December 19, 2011			6,868,661
					17,608,189
Insurance: 1.8%
		AmWINS Group, Inc.	B2	B-
1,995,000		Term Loan, 7.806%, maturing June 08, 2013			1,745,625
		Applied Systems, Inc.	B1	B-
1,980,000		Term Loan, 7.425%, maturing September 26, 2013			1,920,600
		Conseco, Inc.	Ba3	B+
6,193,138		Term Loan, 6.809%, maturing October 10, 2013			5,708,011
		Crawford & Company	B1	BB-
2,884,762		Term Loan, 7.450%, maturing October 30, 2013			2,798,219

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Insurance (continued)
	Hub International, Ltd.	B2	B+
$114,745	Term Loan, 3.241%, maturing June 13, 2014			$109,295
1,629,902	Term Loan, 8.203%, maturing June 13, 2014			1,552,482
	Swett & Crawford	B2	B
2,587,000	Term Loan, 7.464%, maturing April 03, 2014			2,431,780
	USI Holdings Corporation	B2	B
1,795,500	Term Loan, 7.950%, maturing May 05, 2014			1,719,191
				17,985,203
Leisure, Amusement, Entertainment: 8.0%
	24 Hour Fitness Worldwide, Inc.	Ba3	B+
3,201,250	Term Loan, 7.809%, maturing June 08, 2012			3,105,213
	Alpha D2, Ltd.	NR	NR
1,714,286	Term Loan, 7.915%, maturing December 31, 2013			1,661,143
1,285,714	Term Loan, 7.915%, maturing December 31, 2013			1,245,857
	AMF Bowling Worldwide, Inc.	B1	B+
3,117,188	Term Loan, 8.211%, maturing June 10, 2013			2,945,742
	Cedar Fair, L.P.	Ba3	BB
7,897,525	Term Loan, 6.822%, maturing August 30, 2012			7,458,225
	Cinemark USA, Inc.	Ba3	B
3,688,682	Term Loan, 6.663%, maturing October 05, 2013			3,523,267
	HIT Entertainment, Inc.	Ba3	B+
2,598,374	Term Loan, 7.170%, maturing March 20, 2012			2,481,447
	Kerasotes Showplace Theater, LLC	B1	B-
195,000	Revolver, 1.740%, maturing October 31, 2010			185,250
362,815	Term Loan, 7.125%, maturing October 31, 2011			356,466
	London Arena & Waterfront Finance, LLC	Ba3	B
788,000	Term Loan, 8.204%, maturing March 08, 2012			776,180
	Metro-Goldwyn-Mayer, Inc.	Ba3	B+
7,853,393	Term Loan, 8.448%, maturing April 08, 2012			7,325,967
33,411,293	Term Loan, 8.448%, maturing April 08, 2012			31,167,424
	NEP II, Inc.	B1	B
4,474,999	Term Loan, 7.448%, maturing February 16, 2014			4,273,624
	Warner Music Group	Ba2	BB-
14,976,937	Term Loan, 7.071%, maturing February 28, 2011			14,396,581
				80,902,386
Lodging: 1.7%
	Audio Visual Services Corporation	Ba3	B+
1,000,000	Term Loan, 7.080%, maturing February 28, 2014			961,250

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Lodging (continued)
		Hotel Del Coronado	NR	NR
$16,400,000		Term Loan, 6.842%, maturing January 09, 2008			$16,400,000
					17,361,250
Machinery: 1.7%
		Alliance Laundry Systems, LLC	Ba3	B+
	2,801,862	Term Loan, 7.637%, maturing January 27, 2012			2,770,341
		Enersys Capital, Inc.	Ba2	BB
	4,138,434	Term Loan, 6.761%, maturing March 17, 2011			4,009,108
		Kion Group	NR	NR
EUR	1,250,000	Term Loan, 7.047%, maturing February 28, 2015			1,766,799
EUR	1,250,000	Term Loan, 7.297%, maturing February 28, 2016			1,775,947
		LN Acquisition Corporation	B1	BB-
$136,023		Term Loan, 7.290%, maturing July 11, 2014			133,982
	362,841	Term Loan, 7.300%, maturing July 11, 2014			357,398
		Maxim Crane Works, L.P.	B1	BB-
	2,493,750	Term Loan, 6.800%, maturing July 31, 2014			2,331,656
		United Rentals, Inc.	Ba1	BB-
	4,517,080	Term Loan, 6.658%, maturing February 14, 2011			4,415,445
					17,560,676
Mining, Steel, Iron & Nonprecious Metals: 1.1%
		Continental Alloys & Services, Inc.	B2	B
	498,750	Term Loan, 7.698%, maturing June 15, 2012			493,763
		Noranda Aluminum Acquisition Corporation	Ba2	BB-
	741,563	Term Loan, 6.910%, maturing May 18, 2014			710,664
		Novelis	Ba2	BB
	1,246,875	Term Loan, 7.200%, maturing July 06, 2014			1,187,648
	2,743,125	Term Loan, 7.200%, maturing July 06, 2014			2,612,827
		Oglebay Norton Company	B1	BB-
	1,522,779	Term Loan, 7.500%, maturing July 31, 2011			1,499,937
		Oxbow Carbon and Minerals Holdings, LLC	B1	BB-
	3,202,576	Term Loan, 7.187%, maturing May 08, 2014			3,018,428
	281,221	Term Loan, 7.198%, maturing May 08, 2014			265,051
		Tube City IMS Corporation	Ba3	BB
	1,331,149	Term Loan, 7.448%, maturing January 25, 2013			1,284,003
	162,162	Term Loan, 7.548%, maturing January 25, 2013			156,419
					11,228,740
North American Cable: 16.5%
		Atlantic Broadband	B1	B
	1,975,079	Term Loan, 7.450%, maturing August 10, 2012			1,916,650

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
North American Cable (continued)
	Bresnan Communications, LLC	B2	BB-
$2,750,000	Term Loan, 7.103%, maturing September 29, 2013			$2,631,406
2,246,939	Term Loan, 7.180%, maturing April 30, 2014			2,150,040
	Cequel Communications, LLC	B1	BB-
38,815,319	Term Loan, 7.210%, maturing November 05, 2013			36,415,834
	Cequel Communications, LLC	Caa1	B-
525,000	Term Loan, 9.411%, maturing May 05, 2014			496,781
	Charter Communications Operating, LLC	B1	B+
60,364,583	Term Loan, 6.990%, maturing March 06, 2014			56,382,815
	CSC Holdings, Inc.	Ba2	BB
31,367,798	Term Loan, 6.415%, maturing March 29, 2013			29,806,403
	Insight Midwest Holdings, LLC	Ba3	BB-
16,300,000	Term Loan, 7.000%, maturing April 06, 2014			15,800,813
	Knology, Inc.	B2	B
1,995,000	Term Loan, 7.480%, maturing June 30, 2012			1,950,113
	Mediacom Broadband, LLC	Ba3	BB
10,808,325	Term Loan, 6.530%, maturing January 31, 2015			10,221,584
	Quebecor Media, Inc.	B1	B
2,947,500	Term Loan, 7.243%, maturing January 17, 2013			2,881,181
	San Juan Cable, LLC	B1	BB-
1,721,242	Term Loan, 7.620%, maturing October 31, 2012			1,629,801
	WideOpenWest Finance, LLC	B2	B-
5,833,333	Term Loan, 7.540%, maturing June 28, 2014			5,483,333
				167,766,754
Oil & Gas: 7.3%
	Alon USA	B1	BB
219,444	Term Loan, 7.072%, maturing June 22, 2013			213,410
1,755,556	Term Loan, 7.072%, maturing June 22, 2013			1,707,278
	Atlas Pipeline Partners, L.P.	NR	BB-
3,000,000	Term Loan, 7.566%, maturing July 27, 2014			2,977,500
	CGGVeritas Services, Inc.	Ba2	BB-
2,142,000	Term Loan, 6.716%, maturing January 12, 2014			2,099,160
	Coffeyville Resources, LLC	Caa1	B-
1,067,105	Term Loan, 8.481%, maturing December 29, 2010			1,042,428
1,274,894	Term Loan, 8.481%, maturing December 28, 2013			1,245,412
	CR Gas Storage	Ba3	BB-
510,974	Term Loan, 6.408%, maturing May 13, 2011			491,386
320,224	Term Loan, 6.409%, maturing May 12, 2013			307,949
473,935	Term Loan, 7.323%, maturing May 12, 2013			455,768
2,872,582	Term Loan, 7.323%, maturing May 12, 2013			2,762,468

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Oil & Gas (continued)
	Energy Transfer Company, L.P.	Ba2	NR
$10,000,000	Term Loan, 6.648%, maturing February 08, 2012			$9,744,790
	Helix Energy Solutions Group, Inc.	B1	BB+
5,134,611	Term Loan, 6.843%, maturing July 01, 2013			5,004,818
	Hercules Offshore, LLC	Ba3	BB
2,493,750	Term Loan, 6.990%, maturing July 11, 2013			2,422,990
	IFM Holdco	Ba3	BBB
497,500	Term Loan, 7.510%, maturing February 27, 2012			490,038
	Kinder Morgan, Inc.	Ba2	BB-
3,675,348	Term Loan, 6.330%, maturing May 30, 2014			3,499,623
	McJunkin Corporation	B2	B+
2,684,375	Term Loan, 8.448%, maturing January 31, 2013			2,661,727
	MEG Energy	Ba3	BB
480,000	Term Loan, 2.275%, maturing April 03, 2013			463,600
2,758,000	Term Loan, 7.200%, maturing April 03, 2013			2,684,224
	Pine Prairie Energy Center	B1	B+
497,500	Term Loan, 7.700%, maturing December 31, 2013			485,063
	Semcrude, L.P.	Ba2	NR
6,708,188	Term Loan, 6.780%, maturing March 01, 2011			6,506,942
	SG Resources Mississippi, LLC	B1	BB-
2,500,000	Term Loan, 6.563%, maturing March 31, 2014			2,437,500
	Targa Resources, Inc.	Ba3	B+
5,090,895	Term Loan, 6.920%, maturing October 31, 2012			5,004,349
1,972,542	Term Loan, 7.168%, maturing October 31, 2012			1,939,009
	Venoco, Inc.	Caa1	B
3,000,000	Term Loan, 8.938%, maturing September 20, 2011			2,940,000
	Vulcan Energy Corporation	Ba2	BB
4,340,471	Term Loan, 6.379%, maturing August 12, 2011			4,253,662
	Western Refining, Inc.	B1	BB+
10,244,325	Term Loan, 6.559%, maturing May 30, 2014			9,868,696
				73,709,790
Other Broadcasting and Entertainment: 2.4%
	Deluxe Entertainment Services Group, Inc.	B1	B
118,110	Term Loan, 5.260%, maturing May 11, 2013			111,024
2,555,362	Term Loan, 7.448%, maturing May 11, 2013			2,402,040
232,039	Term Loan, 7.610%, maturing May 11, 2013			218,117
	DirecTV Holdings, LLC	Baa3	BBB-
1,875,716	Term Loan, 6.322%, maturing April 13, 2013			1,857,609

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Other Broadcasting and Entertainment (continued)
		VNU	Ba3	B+
	$20,887,334	Term Loan, 7.059%, maturing August 09, 2013			$19,844,409
					24,433,199
Other Telecommunications: 4.4%
		Asurion Corporation	B2	B-
	15,250,000	Term Loan, 7.878%, maturing July 03, 2014			14,749,617
		BCM Ireland Holdings, Ltd.	Ba3	BB
EUR	2,083,333	Term Loan, 6.625%, maturing September 30, 2014			2,926,826
EUR	2,083,333	Term Loan, 6.875%, maturing September 30, 2015			2,941,682
		Cavalier Telephone	B2	B-
	$3,144,588	Term Loan, 9.950%, maturing December 31, 2012			3,034,527
		Consolidated Communications	Ba3	BB
	1,073,392	Term Loan, 6.948%, maturing October 14, 2011			1,059,975
		Fairpoint Communications, Inc.	B1	BB-
	1,111,111	Term Loan, 7.000%, maturing February 08, 2012			1,102,778
		Gabriel Communications	B2	CCC+
	498,750	Term Loan, 8.891%, maturing May 31, 2014			487,528
		Hargray Communications Group, Inc.	B1	B
	498,750	Term Loan, 7.448%, maturing June 29, 2014			482,541
		Hawaiian Telcom Communications, Inc.	Ba3	B-
	4,987,500	Term Loan, 7.450%, maturing June 01, 2014			4,740,723
		Iowa Telecommunications Services, Inc.	Ba3	BB-
	1,500,000	Term Loan, 6.985%, maturing November 23, 2011			1,459,922
		Kentucky Data Link, Inc.	B1	B
	3,976,300	Term Loan, 7.072%, maturing February 26, 2014			3,876,892
		One Communications	B2	B-
	2,858,571	Term Loan, 9.750%, maturing June 30, 2012			2,729,936
		PAETEC Holding Corporation	Ba3	B-
	644,293	Term Loan, 7.322%, maturing February 28, 2013			630,871
		Time Warner Telecom Holdings, Inc.	Ba2	B
	3,195,850	Term Loan, 6.830%, maturing January 07, 2013			3,073,609
		U.S. Telepacific Corporation	B1	CCC+
	990,002	Term Loan, 9.381%, maturing August 04, 2011			981,340
					44,278,767
Personal & Nondurable Consumer Products: 4.7%
		Advantage Sales And Marketing	B2	B-
	3,049,091	Term Loan, 6.897%, maturing March 29, 2013			2,932,844

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Personal & Nondurable Consumer Products (continued)
		Bushnell Performance Optics	Ba3	BB-
$1,750,000		Term Loan, 8.634%, maturing August 24, 2013			$1,723,750
		Fender Musical Instruments Corporation	B2	B+
2,327,500		Term Loan, 7.650%, maturing June 09, 2014			2,147,119
		Gibson Guitar Corporation	B1	B
496,250		Term Loan, 7.698%, maturing December 29, 2013			486,325
		Huish Detergents, Inc.	B1	B+
2,693,250		Term Loan, 7.200%, maturing April 26, 2014			2,422,002
		Information Resources, Inc.	Ba2	B+
480,848		Term Loan, 6.746%, maturing May 16, 2014			454,402
		Jarden Corporation	Ba3	BB-
2,187,319		Term Loan, 6.948%, maturing January 24, 2012			2,112,280
8,217,409		Term Loan, 6.948%, maturing January 24, 2012			7,935,503
		KIK Custom Products, Inc.	B1	B
73,171		Term Loan, 7.460%, maturing May 31, 2014			66,585
426,829		Term Loan, 7.460%, maturing May 31, 2014			388,415
		Mega Bloks, Inc.	Ba3	B+
977,500		Term Loan, 7.250%, maturing July 26, 2012			889,525
		Natural Products Group, LLC	B1	B+
1,592,141		Term Loan, 7.351%, maturing March 08, 2014			1,307,546
		Norwood Promotional Products	NR	NR
3,291,912		Revolver, 7.925%, maturing December 31, 2008			3,291,912
4,049,528		Term Loan, 11.875%, maturing August 17, 2009			4,049,528
12,189,532	(3)	Term Loan, 6.000%, maturing August 17, 2011			11,214,369
		Norwood Promotional Products	NR	NR
1,090,736		Term Loan, 23.894%, maturing February 15, 2008			1,090,736
		Spectrum Brands, Inc.	B2	B-
44,301		Term Loan, 8.716%, maturing March 30, 2013			42,950
884,034		Term Loan, 9.040%, maturing March 30, 2013			857,071
		Totes Isotoner Corporation	B2	B
413,542		Term Loan, 7.738%, maturing January 31, 2013			397,000
		Yankee Candle Company, Inc.	Ba3	BB-
3,980,000		Term Loan, 7.200%, maturing February 06, 2014			3,746,175
					47,556,037

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Personal, Food & Miscellaneous: 2.5%
	Acosta, Inc.	B1	B
$2,962,500	Term Loan, 7.080%, maturing July 28, 2013			$2,840,297
	Arbys Restaurant Group, Inc.	Ba3	BB
5,370,075	Term Loan, 7.130%, maturing July 25, 2012			5,192,862
	Culligan International Company	B1	B+
992,500	Term Loan, 7.278%, maturing November 24, 2012			895,731
	Dennys, Inc.	Ba2	BB
555,000	Term Loan, 7.120%, maturing March 31, 2012			545,288
1,025,069	Term Loan, 7.232%, maturing March 31, 2012			1,007,130
	Krispy Kreme Doughnut Corporation	B3	B
396,582	Term Loan, 7.710%, maturing February 15, 2014			371,795
	MD Beauty, Inc.	B1	BB-
2,581,188	Term Loan, 6.910%, maturing February 18, 2012			2,503,752
	N.E.W. Customer Services Companies, Inc.	B1	B
3,191,953	Term Loan, 7.686%, maturing May 22, 2014			3,004,426
	OSI Restaurant Partners, Inc.	B1	BB-
372,420	Term Loan, 7.953%, maturing June 14, 2013			342,068
4,566,261	Term Loan, 7.125%, maturing June 14, 2014			4,194,110
	QCE, LLC	B2	B
2,040,833	Term Loan, 7.450%, maturing May 05, 2013			1,935,957
	Reddy Ice Group, Inc.	Ba3	BB-
1,000,000	Term Loan, 6.998%, maturing August 09, 2012			982,500
	Sbarro, Inc.	Ba3	B+
497,500	Term Loan, 7.406%, maturing January 31, 2014			473,869
	Seminole Hard Rock Entertainment	B1	BB
750,000	Term Loan, 8.194%, maturing March 15, 2014			720,000
	U.S. Security Holdings, Inc.	B1	B+
615,625	Term Loan, 7.350%, maturing May 08, 2013			617,164
				25,626,949
Printing & Publishing: 12.3%
	American Achievement Corporation	Ba2	BB-
558,883	Term Loan, 7.066%, maturing March 25, 2011			547,705
	American Reprographics Company	Ba2	BB
2,784,251	Term Loan, 6.881%, maturing June 18, 2009			2,739,007
	Ascend Media Holdings, LLC	B3	B
952,999	Term Loan, 9.425%, maturing January 31, 2012			819,579
	Black Press, Ltd.	Ba3	BB-
746,111	Term Loan, 7.081%, maturing August 02, 2013			724,660
1,228,889	Term Loan, 7.081%, maturing August 02, 2013			1,193,558

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Printing & Publishing (continued)
		Canwest Media, Inc.	Ba1	BB-
	$1,990,000	Term Loan, 7.081%, maturing July 10, 2014			$1,935,275
		Caribe Information Investments, Inc.	B1	B+
1,807,258		Term Loan, 7.356%, maturing March 31, 2013			1,748,522
		Cenveo Corporation	Ba2	BB
61,759		Term Loan, 6.988%, maturing June 21, 2013			58,864
2,851,278		Term Loan, 6.988%, maturing June 21, 2013			2,717,624
		Dex Media West, LLC	Ba1	BB+
5,878,908		Term Loan, 6.834%, maturing March 09, 2010			5,765,005
		Hanley Wood, LLC	B2	B
2,715,688		Term Loan, 7.488%, maturing March 08, 2014			2,141,999
		Idearc, Inc.	Ba2	BBB-
25,234,437		Term Loan, 7.200%, maturing November 17, 2014			24,217,893
		Intermedia Outdoor, Inc.	NR	NR
1,637,625		Term Loan, 8.198%, maturing January 31, 2013			1,580,308
		Jostens IH Corporation	Ba1	BB
4,110,862		Term Loan, 7.198%, maturing December 21, 2011			4,049,199
		Medimedia USA, Inc.	Ba3	BB-
1,237,500		Term Loan, 7.374%, maturing October 05, 2013			1,194,188
		Merrill Communications, LLC	Ba3	BB-
2,908,966		Term Loan, 7.298%, maturing May 15, 2011			2,807,153
		Nelson Canada	Ba3	BB-
4,000,000		Term Loan, 7.698%, maturing July 05, 2014			3,747,500
		PagesJaunes Groupe, S.A.	NR	NR
EUR	800,000	Term Loan, 6.500%, maturing February 28, 2014			1,124,084
		PagesJaunes Groupe, S.A.	NR	NR
EUR	600,000	Term Loan, 7.000%, maturing February 28, 2014			847,576
EUR	600,000	Term Loan, 7.500%, maturing February 28, 2014			851,967
		PBL Media	B1	B
AUD	24,331,191	Term Loan, 9.537%, maturing February 05, 2013			20,485,813
		Prism Business Media Holdings/ Penton Media, Inc.	B1	BB-
	$1,691,500	Term Loan, 7.240%, maturing February 01, 2013			1,566,224
		R.H. Donnelley Corporation	Ba1	BB+
8,175,160		Term Loan, 6.892%, maturing June 30, 2011			7,949,206
		Readers Digest	B1	B+
EUR	753,445	Term Loan, 6.722%, maturing March 02, 2014			1,003,531
	$4,353,152	Term Loan, 7.544%, maturing March 02, 2014			3,984,950

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Printing & Publishing (continued)
		Source Media, Inc.	B1	B
	$2,846,878	Term Loan, 7.053%, maturing November 08, 2011			$2,725,885
		Thomas Nelson Publishers	B1	B
	2,304,167	Term Loan, 7.388%, maturing June 12, 2012			2,209,120
		Thomson Learning	B1	B+
	17,250,000	Term Loan, 7.950%, maturing July 05, 2014			16,418,654
		Tribune Company	Ba3	BB
	498,750	Term Loan, 8.244%, maturing May 19, 2014			435,346
		Valassis Communications, Inc.	Ba2	BB
	1,024,100	Term Loan, 6.950%, maturing March 02, 2014			959,454
		Wenner Media, LLC	Ba3	BB-
	855,000	Term Loan, 6.948%, maturing October 02, 2013			825,075
		Yell Group, PLC	Ba3	BB-
	2,000,000	Term Loan, 6.822%, maturing February 10, 2013			1,980,000
EUR	2,000,000	Term Loan, 6.169%, maturing February 27, 2013			2,872,008
					124,226,932
Radio and TV Broadcasting: 6.5%
		Block Communications, Inc.	Ba1	BB
	$982,500	Term Loan, 7.198%, maturing December 22, 2012			948,113
		Citadel Broadcasting Corporation	Ba3	BB-
	9,600,000	Term Loan, 6.662%, maturing June 12, 2014			8,760,000
		CMP KC, LLC	NR	NR
	1,366,663	Term Loan, 8.688%, maturing May 03, 2011			1,291,496
		CMP Susquehanna Corporation	B1	B-
	4,949,286	Term Loan, 6.767%, maturing May 05, 2013			4,706,771
		Cumulus Media, Inc.	Ba3	B
	2,854,180	Term Loan, 6.700%, maturing June 11, 2014			2,757,851
		CW Media Holdings, Inc.	Ba1	B+
	2,750,000	Term Loan, 8.499%, maturing February 15, 2015			2,736,250
		Emmis Communication	B2	B+
	1,208,222	Term Loan, 7.168%, maturing November 01, 2013			1,143,280
		Local TV Finance, LLC	Ba3	B+
	2,892,750	Term Loan, 7.310%, maturing May 07, 2013			2,733,649
		Nexstar Broadcasting Group	Ba3	BB-
	2,383,746	Term Loan, 6.948%, maturing October 01, 2012			2,300,315
	2,257,521	Term Loan, 6.948%, maturing October 01, 2012			2,178,508
		Nextmedia Operating, Inc.	B1	B+
	659,802	Term Loan, 6.660%, maturing November 15, 2012			618,564
	1,484,554	Term Loan, 6.686%, maturing November 15, 2012			1,391,770

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
	Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Radio and TV Broadcasting (continued)
		Paxson Communications	B1	CCC+
	$4,500,000	Term Loan, 8.493%, maturing January 15, 2012			$4,342,500
		Regent Communications	B2	B+
	1,488,750	Term Loan, 7.448%, maturing November 21, 2013			1,444,088
		Spanish Broadcasting Systems	B2	B-
	3,900,000	Term Loan, 6.950%, maturing June 11, 2012			3,670,875
		Univision Communications, Inc.	Ba3	B+
	24,519,751	Term Loan, 7.203%, maturing September 29, 2014			22,550,521
		Univision Communications, Inc.	B3	CCC+
	2,250,000	Term Loan, 7.322%, maturing March 29, 2009			2,213,438
					65,787,989
Retail Stores: 9.8%
		Amscan Holdings, Inc.	B1	B
	1,492,500	Term Loan, 7.488%, maturing May 25, 2013			1,406,681
		Burlington Coat Factory	B2	B-
	5,787,868	Term Loan, 7.320%, maturing May 28, 2013			5,262,138
		CBR Fashion Holding	NR	NR
EUR	500,000	Term Loan, 6.851%, maturing June 14, 2015			702,019
EUR	500,000	Term Loan, 7.101%, maturing June 14, 2016			704,611
		Claires Stores, Inc.	B1	B+
	$4,987,500	Term Loan, 7.948%, maturing May 29, 2014			4,424,850
		Dollar General Corporation	B2	B+
	12,500,000	Term Loan, 7.710%, maturing July 06, 2014			11,550,788
		Dollarama Group, L.P.	Ba1	BB-
	3,404,406	Term Loan, 6.710%, maturing November 18, 2011			3,308,657
		General Nutrition Centers, Inc.	B1	B-
	3,582,000	Term Loan, 7.480%, maturing September 16, 2013			3,299,918
		Guitar Center, Inc.	B2	B-
	5,000,000	Term Loan, 8.170%, maturing October 09, 2014			4,800,000
		Harbor Freight Tools USA, Inc.	B1	B+
	6,832,211	Term Loan, 6.852%, maturing July 15, 2010			6,519,070
		Mapco Express, Inc.	B2	BB-
	2,211,615	Term Loan, 7.740%, maturing April 28, 2011			2,167,383
		Mattress Firm	B1	B+
	497,503	Term Loan, 7.404%, maturing January 18, 2014			457,703
		Michaels Stores, Inc.	B2	B
	8,690,980	Term Loan, 7.607%, maturing October 31, 2013			8,011,502
		Nebraska Book Company, Inc.	Ba2	B
	2,394,674	Term Loan, 7.650%, maturing March 04, 2011			2,316,847
		Neiman Marcus Group, Inc.	Ba3	BB+
	14,299,578	Term Loan, 7.448%, maturing April 06, 2013			13,784,793

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Retail Stores (continued)
		Oriental Trading Company, Inc.	B1	BB-
	$2,407,774	Term Loan, 7.208%, maturing July 31, 2013			$2,320,493
		Petco Animal Supplies, Inc.	Ba3	BB-
5,086,562		Term Loan, 7.328%, maturing October 26, 2013			4,897,937
		Phones 4U Group, Ltd.	NR	NR
GBP	1,615,726	Term Loan, 8.567%, maturing September 22, 2014			2,986,231
GBP	1,545,301	Term Loan, 9.317%, maturing September 22, 2015			2,871,962
		Rite Aid	Ba3	BB-
	$5,000,000	Term Loan, 6.457%, maturing June 04, 2014			4,803,125
		Sally Holdings, LLC	B2	BB-
3,467,481		Term Loan, 7.519%, maturing November 16, 2013			3,339,309
		Sports Authority	B2	B
987,500		Term Loan, 7.448%, maturing May 03, 2013			919,609
		Tire Rack, Inc.	B1	BB-
773,585		Term Loan, 6.950%, maturing June 24, 2012			763,915
		Toys “R” Us, Inc.	B2	BB-
1,368,159		Term Loan, 9.155%, maturing July 19, 2012			1,353,501
		Vivarte	NR	NR
EUR	2,500,000	Term Loan, 6.767%, maturing June 28, 2015			3,307,954
EUR	2,500,000	Term Loan, 7.267%, maturing June 28, 2016			3,327,874
					99,608,870
Satellite: 0.7%
		Intelsat (Bermuda), Ltd.	B2	B
	$2,550,000	Unsecured Term Loan, 7.206%, maturing February 01, 2014			2,502,188
		Intelsat Corporation	Ba2	BB
4,205,639		Term Loan, 6.706%, maturing January 03, 2012			4,114,015
					6,616,203
Telecommunications Equipment: 1.4%
		Macquarie UK Broadcast Ventures, Ltd.	NR	NR
GBP	4,500,000	Term Loan, 8.195%, maturing December 01, 2014			8,908,518
		Sorenson Communications, Inc.	B1	B
	$4,978,529	Term Loan, 7.313%, maturing August 16, 2014			4,779,388
					13,687,906
Textiles & Leather: 1.3%
		Hanesbrands, Inc.	Ba2	BB
1,823,925		Term Loan, 6.752%, maturing September 05, 2013			1,779,239
		Iconix Brand Group, Inc.	Ba2	BB-
1,691,500		Term Loan, 7.450%, maturing May 02, 2013			1,615,383
		Polymer Group, Inc.	B1	BB
7,249,848		Term Loan, 7.291%, maturing November 22, 2012			7,195,474

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

			Bank Loan Ratings†		Market
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Textiles & Leather (continued)
		St. John Knits International, Inc.	B1	BB
$722,091		Term Loan, 8.198%, maturing March 21, 2012			$711,259
		Targus Group, Inc.	B2	B
1,460,965		Term Loan, 8.288%, maturing November 22, 2012			1,348,957
					12,650,312
Utilities: 9.2%
		Boston Generating, LLC	B1	BB-
256,593		Revolver, 7.573%, maturing December 20, 2013			247,862
7,088,579		Term Loan, 7.448%, maturing December 20, 2013			6,847,368
1,916,404		Term Loan, 7.448%, maturing December 20, 2013			1,851,192
	(2)	Calpine Corporation	B1	BB-
13,930,000		Debtor-In-Possession Term Loan, 7.448%, maturing March 29, 2009			13,616,575
		Cellnet Technology, Inc.	Ba2	NR
1,299,620		Term Loan, 7.200%, maturing July 22, 2011			1,263,068
		Cellnet Technology, Inc.	B2	NR
333,333		Term Loan, 9.450%, maturing October 22, 2011
					323,542
		Coleto Creek WLE, L.P.	B1	BB-
764,331		Term Loan, 7.948%, maturing June 28, 2013			737,580
5,287,216		Term Loan, 7.948%, maturing June 28, 2013			5,102,163
		FirstLight Power Resources, Inc.	B1	BB-
792,683		Term Loan, 7.750%, maturing November 01, 2013			757,012
1,844,389		Term Loan, 8.090%, maturing November 01, 2013			1,761,391
		FirstLight Power Resources, Inc.	B3	B-
1,675,000		Term Loan, 9.750%, maturing May 01, 2014			1,549,375
		Infrastrux Group, Inc.	B2	B
4,284,818		Term Loan, 9.253%, maturing November 03, 2012			4,049,153
		KGEN, LLC	Ba3	BB
1,550,781		Term Loan, 7.000%, maturing February 05, 2014			1,480,996
937,500		Term Loan, 7.125%, maturing February 05, 2014			895,313
		Longview Power, LLC	Ba3	BB
528,000		Term Loan, 4.421%, maturing February 28, 2014			513,480
266,667		Term Loan, 7.500%, maturing February 28, 2014			259,333
800,000		Term Loan, 8.000%, maturing February 28, 2014			778,000

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

Bank Loan Ratings†	Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Utilities: (continued)
MACH Gen, LLC	B2	B+
$453,125	Term Loan, 7.200%, maturing February 22, 2013	$431,375
4,347,357	Term Loan, 7.000%, maturing February 22, 2014	4,138,684
NRG Energy, Inc.	Ba1	BB
13,223,556	Term Loan, 6.848%, maturing February 01, 2013	12,631,802
8,768,461	Term Loan, 6.948%, maturing February 01, 2013	8,376,073
NSG Holdings, LLC	Ba2	BB
183,673	Term Loan, 7.210%, maturing June 15, 2014	175,867
1,588,526	Term Loan, 7.210%, maturing June 15, 2014	1,521,013
Riverside Energy Center, LLC	B1	B
57,431	Term Loan, 9.210%, maturing June 24, 2010	57,287
432,363	Term Loan, 9.210%, maturing June 24, 2011	431,282
704,017	Term Loan, 9.210%, maturing June 24, 2011	702,257
Texas Competitive Electric Holdings Company, LLC	Ba3	B+
6,000,000	Term Loan, 8.396%, maturing October 20, 2014	5,902,500
1,000,000	Term Loan, 8.396%, maturing October 20, 2014	985,057
Thermal North America, Inc.	B1	BB
977,049	Term Loan, 7.950%, maturing October 24, 2008	973,996
TPF Generation Holdings, LLC	Ba3	BB-
1,600,000	Term Loan, 7.198%, maturing December 15, 2013	1,542,000
4,798,571	Term Loan, 7.198%, maturing December 15, 2013	4,624,622
TPF Generation Holdings, LLC	B3	B-
1,500,000	Term Loan, 9.448%, maturing December 15, 2014	1,421,250
Viridian Group PLC	NR	NR
EUR	1,072,386	Term Loan, 8.133%, maturing December 19, 2012	1,508,777
GBP	1,080,000	Term Loan, 9.987%, maturing March 31, 2013	2,097,320
Wolf Hollow I, L.P.	B1	BB-
$450,000	Term Loan, 7.018%, maturing June 22, 2012	416,250
1,800,000	Term Loan, 7.033%, maturing June 22, 2012	1,681,875
2,116,843	Term Loan, 7.448%, maturing June 22, 2012	1,977,910
93,630,600
Total Senior Loans (Cost $1,945,690,372)	1,877,025,208

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

		Bank Loan Ratings†		Market
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Other Corporate Debt: 0.5%
Automobile: 0.5%
	Avis Budget Car Rental	Ba1	BB-
$750,000	Floating Rate Note, 7.369%, maturing May 15, 2014			$693,750
	Navistar International Corporation	NR	NR
4,950,000	Term Loan, 8.234%, maturing January 19, 2012			4,812,638
	Total Other Corporate Debt (Cost $5,700,000)			5,506,388

Equities and Other Assets: 0.1%

	Description	Market Value USD
(1), (@), (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	$107,510
(@), (R)	Block Vision Holdings Corporation (571 Common Shares)	—
(2), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	—
(2), (@), (R)	Cedar Chemical (Liquidation Interest)	—
(@), (R)	Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	—
(@), (R)	Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	—
(@), (R)	Decision One Corporation (1,752,103 Common Shares)	—
(2), (@), (R)	Enterprise Profit Solutions (Liquidation Interest)	—
(@), (R)	EquityCo, LLC (Warrants for 28,752 Common Shares)	—
(4), (@), (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)	—
(2), (@), (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)	—
(@)	Humphrey’s, Inc. (Residual Interest in Bankruptcy Estate)	—
(@), (R)	IAP Acquisition Corporation (3,524 Common Shares)	—
(@), (R)	IAP Acquisition Corporation (1,084 Common Shares)	—
(@), (R)	IAP Acquisition Corporation (1,814 Common Shares)	—
(@), (R)	IAP Acquisition Corporation (17,348 Common Shares)	—
(2), (@), (R)	Imperial Home Décor Group, Inc. (Liquidation Interest)	—
(2), (@), (R)	Insilco Technologies (Residual Interest in Bankruptcy Estate)	—
(2), (@), (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)	25
(2), (@), (R)	Kevco Inc. (Residual Interest in Bankruptcy Estate)	25
(2), (@), (R)	Lincoln Paper & Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	—
(@), (R)	Lincoln Pulp and Easten Fine (Residual Interest in Bankruptcy Estate)	—
(@), (R)	Norwood Promotional Products, Inc. (104,148 Common Shares)	—

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

Equities and Other Assets (continued)

	Description		Market Value USD
(@), (R)	Safelite Realty Corporation (57,804 Common Shares)		$462,432
(1), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)		—
(1), (@), (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)		—
(2), (@), (R)	US Office Products Company (Residual Interest in Bankruptcy Estate)		—
	Total for Equities and Other Assets (Cost $5,263,025)		569,992
	Total Investments (Cost $1,956,653,397)**	185.7%	$1,883,101,588
	Other Assets and Liabilities — Net	(85.7)	(868,791,062)
	Net Assets	100.0%	$1,014,310,526

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the
London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Bank Loans rated below Baa are considered to be below investment grade.
NR	Not Rated
(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy Code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(3)	Loan is on non-accrual basis.
(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5)	Trade pending settlement. Contract rates do not take effect until settlement date.
(@)	Non-income producing security.
(R)	Restricted security.
AUD	Australian Dollar
GBP	British Pound Stirling
EUR	Euro
SEK	Swedish Kronor
**	For Federal Income Tax purposes cost of investments is $1,956,709,782.
Net unrealized depreciation consists of the following:
	Gross Unrealized Appreciation	$9,084,766
	Gross Unrealized Depreciation	(82,692,960)
	Net Unrealized Depreciation	$(73,608,194)

ING Prime Rate Trust	PORTFOLIO OF INVESTMENTS REPORT as of November 30, 2007 (Unaudited) (continued)

At November 30, 2007 the following forward foreign currency contracts were outstanding for ING Prime Rate Trust :

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar			USD
AUD 11,700,000	Sell	01/15/08	10,249,399	$10,302,777	$(53,378)
Australian Dollar
AUD 7,020,000	Sell	02/15/08	6,416,764	6,169,549	247,215
Australian Dollar
AUD 4,680,000	Sell	03/14/08	4,086,389	4,104,212	(17,823)
Euro
EUR 39,550,000	Sell	01/15/08	56,530,015	57,938,273	(1,408,258)
Euro
EUR 23,730,000	Sell	02/15/08	34,201,481	34,771,665	(570,184)
Euro
EUR 15,820,000	Sell	03/14/08	23,352,693	23,180,944	171,749
British Pound Sterling
GBP 10,750,000	Sell	01/15/08	21,782,181	22,078,363	(296,182)
British Pound Sterling
GBP 6,450,000	Sell	02/15/08	13,273,465	13,232,255	41,210
British Pound Sterling
GBP 4,300,000	Sell	03/14/08	8,830,996	8,811,794	19,202
Sweden Kronor
SEK 22,400,000	Sell	01/15/08	3,464,295	3,508,381	(44,086)
Sweden Kronor
SEK 13,440,000	Sell	02/15/08	2,112,311	2,105,591	6,720
Sweden Kronor
SEK 8,960,000	Sell	03/14/08	1,410,213	1,403,792	6,421
			$185,710,202	$187,607,596	$(1,897,394)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 29, 2008

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 29, 2008